Financial statements schedule: valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure Of Details Of Valuation And Qualifying Accounts
44.
Financial statements schedule: valuation and qualifying accounts

	January 1	Additions charged to expense or deduction of revenue	Deduction / Write-offs / Reversal	December 31
	NT$000	NT$000	NT$000	NT$000
Year of 2020 :
Allowance for impairment of property, plant and equipment	193,340	—	(11,338)	182,002
Allowance for impairment of obsolescence and decline in market value of inventories	63,498	16,317	—	79,815
Provision for deficiency compensation	1,998	4,358	(2,893)	3,463
Sales for allowance	26,000	21,916	(38,052)	9,864
Year of 2021 :
Allowance for impairment of property, plant and equipment	182,002	4,843	(3,666)	183,179
Allowance for impairment of obsolescence and decline in market value of inventories	79,815	41,771	—	121,586
Provision for deficiency compensation	3,463	11,898	(11,080)	4,281
Sales for allowance	9,864	34,744	(34,759)	9,849
Year of 2022 :
Allowance for impairment of property, plant and equipment	183,179	12,721	(1,433)	194,467
Allowance for impairment of obsolescence and decline in market value of inventories	121,586	—	(15,956)	105,630
Provision for deficiency compensation	4,281	79,827	(57,465)	26,643
Sales for allowance	9,849	94,641	(67,367)	37,123

For movements in loss allowance for contract assets, accounts receivable, and other receivables, please refer to Note 41 a).